Equity - Translation adjustment - Gains (losses) on exchange differences (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Exchange differences on translation [abstract]
Gain (loss) recognized in other comprehensive income during the period	€ (65)	€ (33)
Reclassification to net income for the period	1	(4)
Total translation adjustments	€ (65)	€ (37)